FINANCIAL INSTRUMENTS - Changes in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	$ 1,268
Balance, end of year	1,044	$ 1,268
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	1,268	909
Additions	493	545
Recoveries	(104)	0
Write-offs	(613)	(197)
Foreign exchange	0	11
Balance, end of year	$ 1,044	$ 1,268